Summary of Significant Accounting Policies (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Summary of Exchange of Currency Rates	The exchange rates utilized as follows:
	2020H1	2019H1
Year-end RMB exchange rate	7.0343	6.9630
Average annual RMB exchange rate	7.0650	6.9044
The exchange rates utilized as follows:
	2019	2018
Year-end RMB exchange rate	6.96	6.88
Average annual RMB exchange rate	6.90	6.60
The exchange rates utilized as follows:
	2018	2017
Year-end RMB exchange rate	6.88	6.51
Average annual RMB exchange rate	6.60	6.76

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Summary of Exchange of Currency Rates	The exchange rates utilized are as follows:
	2018H1	2017H1
Year-end RMB exchange rate	6.6186	6.7806
Average annual RMB exchange rate	6.3660	6.8750